MINIMUM CAPITAL REQUIREMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Calculation of excess capital:
Allocated to assets at risk	$ 182,998,532	$ 113,069,951	$ 140,574,334
Allocated to Bank premises and equipment, intangible assets and equity investment assets	23,723,556	23,209,663	25,415,799
Market risk	17,327,442	6,484,215	11,487,308
Public sector and securities in investment account	534,442	592,757	4,242,194
Operational risk	74,466,666	51,026,023	55,528,568
Required minimum capital under Central Bank rules	299,050,638	194,382,609	237,248,203
Basic net worth	824,470,904	732,667,574	526,365,675
Complementary net worth			17,632,600
(Deductible concepts)	(233,821,244)	(222,220,695)	(169,964,031)
Total capital under Central Bank rules	590,649,660	510,446,879	374,034,244
Excess capital	291,599,022	316,064,270	136,786,041
Credit Risk Weighted Assets	2,557,622,021	1,672,850,285	2,057,126,334
Risk Weighted Assets	$ 3,662,675,501	$ 2,379,950,437	$ 2,904,024,550
Selected capital and liquidity ratios:
Regulatory capital/credit risk weighted assets	23.10%	30.50%	18.20%
Regulatory capital/risk weighted assets	16.10%	21.40%	12.90%
Average shareholders' equity as a percentage of average total assets	17.80%	14.50%	12.20%
Total liabilities as a multiple of total shareholders' equity	0.054	0.063	0.083
Cash as a percentage of total deposits.	20.20%	14.40%	8.70%
Liquid assets as a percentage of total deposits	55.60%	83.10%	65.80%
Common Equity Tier 1 Capital (CET1) / risk weighted assets	16.10%	21.40%	12.30%
Multiple to calculate operational risk weighted assets and market risk weighted assets	0.125